Offerings - Offering: 1	Jun. 26, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, no par value
Amount Registered | shares	500,000
Proposed Maximum Offering Price per Unit	63.764
Maximum Aggregate Offering Price	$ 31,882,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,402.90
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), there are also being registered an indeterminable number of additional shares of common stock as may become issuable under the 2026 Equity Incentive Plan by reason of certain transactions or events, including any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of the Registrant's outstanding shares of Common Stock. Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(h) and (c) under the Securities Act. The maximum offering price per share is based upon 95% of the average of the high and low prices of the common stock on the Nasdaq Global Select Market on June 23, 2026. Pursuant to the ESPP, the purchase price of the shares of Common Stock reserved for issuance will be 95% of the fair market value of a share of Common Stock on the applicable offering purchase date. The Registrant does not have any fee offsets.